Research and License Agreements	12 Months Ended
Dec. 31, 2024
Research and License Agreements
Research and License Agreements

11.  License and Collaboration Agreements

Apollomics

In 2020, the Company entered into a collaboration and license agreement (the Agreement) with Apollomics (Hong Kong), Limited (Apollomics) for the development, manufacture and commercialization of products derived from two of the Company’s compounds, GMI-1271 and GMI-1687 (the Products) for therapeutic and prophylactic uses (the Field) in China, Taiwan, Hong Kong and Macau (the Territory). Under the terms of the Agreement, the Company granted Apollomics:

●	an exclusive license, with the right to sublicense, to develop, manufacture and have manufactured, distribute, market, promote, sell, have sold, offer for sale, import, label, package and otherwise the Products in the Field in the Territory; and
●	a non-exclusive license to conduct preclinical research with respect to Products in the Field outside of the Territory for the purposes of developing such Products for use in the Territory.

The Company did not recognize any milestone revenue under the Agreement for the years ended December 31, 2024 or 2023.

The Company and Apollomics also entered into a clinical supply agreement pursuant to which the Company agreed to manufacture and supply the Products at agreed upon prices. Apollomics has the option to begin manufacture of the Products after appropriate material transfer requirements are met. The Company did not recognize any revenue under the clinical supplies agreement during the years ended December 31, 2024 or 2023.